Boston Common ESG Impact International Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.4%
Communication Services - 4.3%
166,300	Cellnex Telecom SA	$6,719,165
719,759	Deutsche Telekom AG	15,704,113
		22,423,278
Consumer Discretionary - 10.1%
68,020	Alibaba Group Holding Ltd. - ADR [1]	5,669,467
984,016	Barratt Developments PLC	5,171,724
187,538	Burberry Group PLC	5,060,441
208,000	BYD Company Ltd. - Class H	6,669,449
289,660	Industria de Diseno Textil SA	11,235,303
25,933	Shimano, Inc.	4,341,375
77,961	Sony Group Corp.	7,037,556
173,430	Yamaha Corp.	6,680,668
		51,865,983
Consumer Staples - 12.3%
313,088	Essity AB - Class B	8,338,058
86,937	Kerry Group PLC - Class A	8,485,340
406,441	Koninklijke Ahold Delhaize NV	13,856,837
26,200	L’Oreal SA	12,221,704
121,457	Shiseido Company Ltd.	5,505,613
284,079	Unilever NV - ADR	14,809,038
		63,216,590
Financials - 18.8%
891,350	AIA Group Ltd.	9,052,996
345,516	AXA SA	10,210,478
31,995	Hannover Rück SE	6,792,506
963,651	ING Groep NV	12,991,587
11,744,921	Lloyds Banking Group PLC	6,510,794
85,347	Macquarie Group Ltd.	10,155,280
563,747	ORIX Corp.	10,280,602
1,587,665	Oversea-Chinese Banking Corp. Ltd.	14,442,970
16,965,546	PT Bank Rakyat Indonesia (Persero) Tbk.	6,193,979
234,505	Sampo Oyj - Class A	10,532,219
		97,163,411
Health Care - 15.4%
104,449	AstraZeneca PLC	14,973,241
37,808	BioNTech SE - ADR [1]	4,080,617
2,368,591	ConvaTec Group PLC	6,177,465
112,453	Dechra Pharmaceuticals PLC	5,266,017
84,517	Eisai Company Ltd.	5,728,062
67,724	Hoya Corp.	8,104,278
109,364	Novartis AG - ADR	11,035,921
57,040	Novo Nordisk A/S - Class B	9,214,233
391,961	Roche Holding Ltd. - ADR	14,972,910
		79,552,744
Industrials - 17.9%
356,366	Assa Abloy AB - Class B	8,565,957
680,782	Atlas Copco AB - Class B	8,488,319
63,471	Daikin Industries	13,005,544
1	Ferguson PLC	158
193,037	Kurita Water Industries Ltd.	7,411,151
232,676	Prysmian SpA	9,731,393
291,850	Rexel SA	7,212,778
89,115	Schneider Electric SE	16,190,161
49,981	Spirax-Sarco Engineering PLC	6,587,719
265,351	Vestas Wind Systems A/S	7,054,974
397,688	Volvo AB - Class B	8,230,163
		92,478,317
Information Technology - 8.7%
326,632	Infineon Technologies AG	13,451,475
20,824	Keyence Corp.	9,894,663
80,306	SAP SE - ADR	10,986,664
158,089	TDK Corp.	6,166,238
115,918	Worldline SA [1]	4,244,932
		44,743,972
Materials - 3.3%
100,478	Croda International PLC	7,182,640
43,970	DSM-Firmenich AG	4,731,806
9,910	LG Chem Ltd.	5,044,803
		16,959,249
Real Estate - 2.1%
3,137,416	Hang Lung Properties Ltd.	4,855,044
3,895,959	Mirvac Group - REIT	5,883,299
		10,738,343
Utilities - 4.5%
85,499	Orsted A/S	8,105,504
645,475	SSE PLC	15,136,481
		23,241,985

TOTAL COMMON STOCKS (Cost $445,747,100)		502,383,872

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
11,794,009	First American Treasury Obligations Fund - Class X, 5.035% [2]	11,794,009

TOTAL SHORT-TERM INVESTMENTS (Cost $11,794,009)		11,794,009

TOTAL INVESTMENTS - 99.7% (Cost $457,541,109)		514,177,881
Other Assets in Excess of Liabilities - 0.3%		1,674,269
NET ASSETS - 100.0%		$515,852,150

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation at June 30, 2023 (Unaudited)

Country	% of Net Assets [1]
United Kingdom	16.8%
Japan	16.3%
Germany	9.9%
France	9.7%
Sweden	6.5%
Switzerland	6.0%
Netherlands	5.2%
Denmark	4.7%
Spain	3.5%
Australia	3.1%
Singapore	2.8%
Hong Kong	2.7%
China	2.4%
Finland	2.0%
Italy	1.9%
Ireland	1.7%
Indonesia	1.2%
Republic of Korea	1.0%

[1] Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Boston Common ESG Impact International Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$22,423,278	$-	$22,423,278
Consumer Discretionary	5,669,467	46,196,516	-	51,865,983
Consumer Staples	14,809,038	48,407,552	-	63,216,590
Financials	-	97,163,411	-	97,163,411
Health Care	30,089,449	49,463,295	-	79,552,744
Industrials	-	92,478,317	-	92,478,317
Information Technology	10,986,664	33,757,308	-	44,743,972
Materials	4,731,806	12,227,443	-	16,959,249
Real Estate	-	10,738,343	-	10,738,343
Utilities	-	23,241,985	-	23,241,985
Total Common Stocks	66,286,424	436,097,448	-	502,383,872
Short-Term Investments	11,794,009	-	-	11,794,009
Total Investments in Securities	$78,080,433	$436,097,448	$-	$514,177,881